SHARE-BASED COMPENSATION (Schedule of Stock Option Activity Granted) (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Amount of Options
Unvested balance	2,005,385
Stock Options [Member]
Amount of Options
Beginning balance	6,930,143
Granted
Exercised	948,511
Forfeited	466,904
Ending balance	5,514,728
Exercisable	3,509,343
Weighted average exercise price
Beginning balance | $ / shares	$ 8.51
Granted | $ / shares
Exercised | $ / shares	1.59
Forfeited | $ / shares	11.28
Ending balance | $ / shares	9.47
Exercisable | $ / shares	$ 6.76
Restricted Stock Units (RSUs) [Member]
Amount of Options
Beginning balance	1,311,702
Granted	1,303,700
Vested	331,270
Forfeited	206,301
Unvested balance	2,077,831
Weighted average exercise price
Beginning balance | $ / shares	$ 9.21
Granted | $ / shares	12.36
Vested | $ / shares	9.41
Forfeited | $ / shares	10.58
Unvested balance | $ / shares	$ 11.02